Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,942,609.6
Total Fee Amount	3,720.77
Total Offset Amount	0
Net Fee	$ 3,720.77
Offset Table N/A	N/A